Earnings Per Common Share (Details) - CAD CAD / shares in Units, shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net Earnings to Common Shareholders
Basic EPS	CAD 963	CAD 585
Effect of potential dilutive securities:
Stock Options	0	0
Preference Shares	0	7
Diluted EPS	CAD 963	CAD 592
Weighted Average Shares
Basic EPS (shares)	415.5	308.9
Effect of potential dilutive securities:
Stock Options (shares)	0.7	0.7
Preference Shares (shares)	0.0	3.8
Diluted EPS (shares)	416.2	313.4
EPS
Basic (CAD per share)	CAD 2.32	CAD 1.89
Diluted (CAD per share)	CAD 2.31	CAD 1.89